United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/10

Date of Reporting Period: Quarter ended 2/28/10

Item 1.	Schedule of Investments

Federated International Small-Mid Company Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 96.3%
		Automobiles & Components – 1.6%
124,202	[1]	Faurecia	2,161,918
152,770		Leoni AG	2,893,273
		TOTAL	5,055,191
		Banks – 1.6%
386,800		Dah Sing Financial Group	1,963,911
47,200		Deutsche Postbank AG	1,459,170
239,668	[1]	Turkiye Halk Bankasi AS	1,513,399
		TOTAL	4,936,480
		Capital Goods – 21.8%
63,157		Andritz AG	3,585,787
182,000		Assa Abloy AB, Class B	3,416,735
3,560,900	[1]	China South Locomotive	2,503,057
454,158		Cobham PLC	1,673,695
387,745		Cookson Group PLC	2,720,723
19,195		Faiveley SA	1,578,802
221,374		GEA Group AG	4,134,408
143,672		Gildemeister AG	1,855,339
82,100		Hochtief AG	5,775,603
46,442	[1]	Hyundai Engineering & Construction Co.	2,395,565
126,247		Imtech NV	3,856,873
101,200		Ingersoll-Rand Plc, Class A	3,229,292
102,000		JGC Corp.	1,915,044
61,260		LG Corp.	3,219,209
149,065		Obrascon Huarte Lain, SA	3,301,984
1,749,000	[1]	PT United Tractors	3,224,138
304,589		Rolls-Royce Group PLC	2,592,126
118,600		SNC-Lavalin Group, Inc.	5,551,274
83,603	[1]	Saft Groupe SA	3,058,231
1,204,000		Sembcorp Marine Ltd.	3,176,406
172,823		Trevi Finanziaria SpA	2,707,693
1,446,200	[1]	Zhuzhou CSR Times Electric Co., Ltd.	2,845,009
		TOTAL	68,316,993
		Commercial & Professional Services – 4.3%
102,543		Adecco SA	5,098,574
256,749		Aggreko PLC	3,817,992
256,712		Capita Group PLC	2,802,496
3,758,000	[1]	China Everbright International Ltd.	1,850,242
		TOTAL	13,569,304
		Consumer Durables & Apparel – 5.3%
47,304		Adidas AG	2,342,744
1,732,422	[1]	Anta Sports Products Ltd.	2,500,948
238,000		Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,969,814
113,100	[1]	Gafisa SA, ADR	3,473,301
379,500	[1]	MRV Engenharia e Participacoes SA	2,750,989
3,434,000		Techtronic Industries Co.	2,628,844
		TOTAL	16,666,640

Shares			Value in U.S. Dollars
		Consumer Services – 1.1%
745,576		PartyGaming PLC	3,449,243
		Diversified Financials – 1.3%
209,300	[1]	CETIP SA	1,678,199
124,550		Invesco Ltd.	2,441,180
		TOTAL	4,119,379
		Energy – 9.0%
432,785		Amec PLC	5,199,645
192,400		Banpu Public Co. Ltd.	3,194,044
187,564	[1]	Dana Petroleum PLC	3,134,589
2,302,000		Ezra Holdings Ltd.	3,666,243
58,050		Fred Olsen Energy ASA	2,041,921
49,916		Fugro NV	2,899,942
65,626		Tecnicas Reunidas SA	3,692,185
244,423	[1]	Wellstream Holdings PLC	1,863,514
465,861		Wood Group (John) PLC	2,554,869
		TOTAL	28,246,952
		Food, Beverage & Tobacco – 1.3%
193,200	[1]	Wimm-Bill-Dann Foods OJSC, ADR	3,956,736
		Health Care Equipment & Services – 6.3%
9,074	[1]	Biomerieux	992,113
366,800	[1]	Diagnosticos da America	3,003,979
28,526	[1]	DiaSorin	954,553
248,800	[1]	Fleury SA	2,752,130
100,523		Getinge AB, Class B	2,317,740
662,099	[1]	Shandong Weigao Group Medical Polymer Co., Ltd.	2,563,661
318,118		Smith & Nephew PLC	3,272,709
21,600		Sonova Holding AG	2,694,164
578,294	[1]	Sorin SpA	1,087,348
		TOTAL	19,638,397
		Household & Personal Products – 1.8%
420,000		Hengan International Group Co. Ltd.	2,887,900
236,400	[1]	Hypermarcas SA	2,821,652
		TOTAL	5,709,552
		Materials – 13.0%
79,700		Agrium, Inc.	5,161,336
116,824		Antofagasta Holdings PLC	1,574,669
496,313		Aquarius Platinum Ltd.	2,750,003
181,023		Fibria Celulose SA, ADR	3,321,772
325,000	[1]	HudBay Minerals, Inc.	4,104,971
216,527	[1]	Kazakhmys PLC	4,430,738
4,118,400	[1]	Lee & Man Paper Manufacturing Ltd.	2,739,268
1,565,168		Nine Dragons Paper Holdings Ltd.	2,279,997
80,100		Sociedad Quimica Y Minera de Chile, ADR	2,927,655
128,200	[1]	Teck Cominco Ltd., Class B	4,715,206
354,900	[1]	Thompson Creek Metals Co., Inc.	4,879,875
47,400		Yara International ASA	1,953,717
		TOTAL	40,839,207
		Media – 2.9%
9,853		Cheil Communications, Inc.	2,573,088
374,406	[1]	Rightmove PLC	3,625,869

Shares			Value in U.S. Dollars
183,069		Tf1 — Tv Francaise	2,934,939
		TOTAL	9,133,896
		Pharmaceuticals, Biotechnology & Life Sciences – 4.0%
54,640	[1]	Actelion Ltd.	2,785,297
647,500	[1]	Genomma Lab Internacional SA	1,984,294
82,000		H. Lundbeck AS	1,448,066
109,414	[1]	Qiagen NV	2,386,874
35,988		Stada Arzneimittel AG	1,249,480
94,900	[1]	Warner Chilcott PLC	2,583,178
		TOTAL	12,437,189
		Real Estate – 1.6%
2,359,000		Ho Bee Investment Ltd.	2,805,260
995,300		Keppel Land Ltd.	2,321,482
		TOTAL	5,126,742
		Retailing – 3.5%
418,092	[1]	ASOS PLC	2,996,526
154,900	[1]	Lojas Renner SA	3,344,602
1,378,500		Parkson Retail Group Ltd.	2,286,074
339,400	[1]	Yoox SpA	2,421,523
		TOTAL	11,048,725
		Semiconductors & Semiconductor Equipment – 4.8%
160,348	[1]	ASM Lithography Holding NV	4,911,242
177,900	[1]	Aixtron AG	5,228,203
46,100		Disco Corp.	2,534,069
140,670	[1]	Hynix Semiconductor, Inc.	2,543,880
		TOTAL	15,217,394
		Software & Services – 5.6%
72,900	[1]	Amdocs Ltd.	2,119,932
234,318	[1]	Autonomy Corp. PLC	5,467,943
43,870		Cap Gemini SA	2,020,064
675,094		Logica PLC	1,229,538
133,465	[1]	NICE-Systems Ltd., ADR	4,105,383
208,481	[1]	Wire Card AG	2,507,605
		TOTAL	17,450,465
		Technology Hardware & Equipment – 3.2%
1,626,230	[1]	Comba Telecom Systems Holdings Ltd.	1,762,923
14,206,500	[1]	Inspur International Ltd.	1,977,691
126,360	[1]	LG Display Co. Ltd.	3,783,817
27,559		Samsung Electro-Mechanics Co.	2,373,759
		TOTAL	9,898,190
		Telecommunication Services – 1.1%
39,900	[1]	Millicom International Cellular SA	3,381,126
		Transportation – 1.2%
1,034,000		China Merchants Holdings International Co. Ltd.	3,718,588
		TOTAL COMMON STOCKS (IDENTIFIED COST $230,654,440)	301,916,389
		EXCHANGE-TRADED FUND – 0.9%
77,157		iShares MSCI Emerging Market Index Fund (IDENTIFIED COST $1,877,029)	3,006,036

Shares			Value in U.S. Dollars
		MUTUAL FUND – 4.3%
13,475,230	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	13,475,230
		TOTAL INVESTMENTS — 101.5% (IDENTIFIED COST $246,006,699)[4]	318,397,655
		OTHER ASSETS AND LIABILITIES - NET — (1.5)%[5]	(4,803,903)
		TOTAL NET ASSETS — 100%	$313,593,752

At February 28, 2010, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/2/2010	2,058,586 Pound Sterling	$3,142,432	$(3,501)
Contracts Sold:
3/2/2010	312,604 Euro Currency	$425,236	$(422)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(3,923)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At February 28, 2010, the cost of investments for federal tax purposes was $246,006,699. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $72,390,956. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,971,176 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,580,220.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of the Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$2,119,932	$ —	$ —	$2,119,932
International	75,137,946	224,658,511	—	299,796,457
Exchange-Traded Fund	3,006,036	—	—	3,006,036
Mutual Fund	13,475,230	—	—	13,475,230
TOTAL SECURITIES	$93,739,144	$224,658,511	$ —	$318,397,655
OTHER FINANCIAL INSTRUMENTS*	$(3,923)	$ —	$ —	$(3,923)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated World Investment Series, Inc.

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010